UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/15

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Strategic Beta Emerging Markets Equity Fund, Dreyfus Strategic Beta Global Equity Fund and Dreyfus Strategic Beta U.S. Equity Fund, each a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Strategic Beta Emerging Markets Equity Fund, Dreyfus Strategic Beta Global Equity Fund and Dreyfus Strategic Beta U.S. Equity Fund, as appropriate.

-Dreyfus Natural Resources Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
June 30, 2015 (Unaudited)

Common Stocks--96.8%	Shares		Value ($)
Aerospace & Defense--2.4%
Safran	41,488		2,811,719
Airlines--2.1%
Ryanair Holdings, ADR	34,036		2,428,469
Chemicals--3.4%
Albemarle	39,985		2,209,971
Dow Chemical	34,616		1,771,301
			3,981,272
Energy Services--7.6%
Basic Energy Services	245,121	a	1,850,664
Halliburton	52,489		2,260,701
Schlumberger	26,354		2,271,451
Superior Energy Services	120,051		2,525,873
			8,908,689
Food Products--6.7%
Archer-Daniels-Midland	70,990		3,423,138
Bunge	35,709		3,135,250
Wilmar International	520,200		1,266,849
			7,825,237
Forest Products & Other--5.9%
Martin Marietta Materials	24,526		3,470,674
Vulcan Materials	41,157		3,454,307
			6,924,981
Integrated Energy--15.4%
BP	742,460		4,901,398
Kinder Morgan	48,903		1,877,386
Occidental Petroleum	20,574		1,600,040
OMV	119,316		3,282,926
Phillips 66	39,949		3,218,291
Valero Energy	51,972		3,253,447
			18,133,488
Metals & Mining--16.5%
Alcoa	251,022		2,798,895
BHP Billiton	309,588		6,461,245
Boliden	84,368		1,537,785
First Quantum Minerals	152,149		1,989,266
Nucor	84,622		3,729,292
Rio Tinto	60,550		2,511,062
South32	309,588		427,565
			19,455,110
Oil & Gas Exploration & Production--7.4%
Anadarko Petroleum	38,735		3,023,654
Cabot Oil & Gas	91,975	b	2,900,892
EOG Resources	32,028		2,804,051
			8,728,597
Precious Metals--7.0%
Franco-Nevada	41,235		1,966,668

Newcrest Mining	160,009	a	1,607,386
Newmont Mining	92,543		2,161,804
Sumitomo Metal Mining	167,000		2,542,832
			8,278,690
Seed & Fertilizer--17.6%
CF Industries Holdings	75,414		4,847,612
K+S	73,447		3,093,932
Mosaic	73,710		3,453,314
Potash Corp of Saskatchewan	125,114		3,874,781
Syngenta	13,500		5,486,924
			20,756,563
Specialty Chemicals--4.8%
LANXESS	43,447		2,561,832
LyondellBasell Industries, Cl. A	17,680		1,830,234
Orica	77,145		1,266,614
			5,658,680
Total Common Stocks
(cost $115,987,782)			113,891,495

Other Investment--2.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,275,314)	3,275,314 [c]	3,275,314
Total Investments (cost $119,263,096)	99.6%	117,166,809
Cash and Receivables (Net)	.4%	493,239
Net Assets	100.0%	117,660,048

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At June 30, 2015, the value of the fund’s securities on loan was $2,850,396 and the value of the collateral held by the fund was $2,902,336, consisting of U.S. Government and Agency securities.
c	Investment in affiliated money market mutual fund.

At June 30, 2015, net unrealized depreciation on investments was $2,096,287 of which $4,907,398 related to appreciated investment securities and $7,003,685 related to depreciated investment securities. At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Seed & Fertilizer	17.6
Metals & Mining	16.5
Integrated Energy	15.4
Energy Services	7.6
Oil & Gas Exploration & Production	7.4
Precious Metals	7.0
Food Products	6.7
Forest Products & Other	5.9
Specialty Chemicals	4.8
Chemicals	3.4
Money Market Investment	2.8
Aerospace & Defense	2.4
Airlines	2.1
99.6

† Based on net assets.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	63,872,242	-	-	63,872,242
Equity Securities - Foreign Common Stocks+	50,019,253	-	-	50,019,253
Mutual Funds	3,275,314	-	-	3,275,314

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)